Financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities
Financial Assets And Liabilities

13. Financial assets and liabilities

13.1. Trade and other receivables

	12-31-2022	12-31-2021
	ARS 000	ARS 000
Non-current:

Trade receivables - CAMMESA	42,082,559	58,525,950
Receivables from shareholders	236,325	745,431
Guarantee deposits	43	83
	42,318,927	59,271,464
Current:

Trade receivables - CAMMESA	31,748,162	31,808,122
Trade receivables - YPF S.A. and YPF Energía Eléctrica S.A.	738,018	521,711
Trade receivables - Large users	2,145,079	2,703,490
Trade receivables - Forest clients	600,349	-
Receivables from associates and other related parties	58	97
Other receivables	8,677,616	9,317,354
	43,909,282	44,350,774

Allowance for doubtful accounts - Note 13.1.1.	(17,267)	(28,821)
	43,892,015	44,321,953

For the terms and conditions of receivables from related parties, refer to Note 18.

Trade receivables from CAMMESA accrue interest, once they become due.

The Company accrues interests on CVO receivables since the Commercial Approval date and according to the rate agreed in the CVO agreement, as described in Note 1.2.a).

Trade receivables related to YPF and large users accrue interest as stipulated in each individual agreement. The average collection term is generally from 30 to 90 days.

FONINVEMEM I and II

During the year ended December 31, 2020 collections of these receivables amounted to 985,879.

As mentioned in Note 1.2.a), during January and February 2020 we collected the last installments from the total 120 installments that were established by TMB and TSM agreements, respectively.

CVO receivables

As described in Note 1.2.a), in 2010 the Company approved the “CVO agreement” and as from March 20, 2018, CAMMESA granted the “Commercial Approval”.

Receivables under CVO agreement are disclosed under “Trade receivables - CAMMESA”.

As a consequence of the Commercial Approval and in accordance with the CVO agreement, the Company collects the CVO receivables converted in US dollars in 120 equal and consecutive installments.

CVO receivables are expressed in USD and they accrue LIBOR interest at a 5% rate.

During the years ended December 31, 2022, 2021 and 2020, collections of CVO receivables amounted to 12,406,714 and 15,964,641 and 18,518,959, respectively.

The information on the Group’s objectives and credit risk management policies is included in Note 19.

The breakdown by due date of trade and other receivables due as of the related dates is as follows:

			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2022	86,210,942	80,081,901	6,117,248	10,065	526	81	1,121

13.1.1. Allowance for doubtful accounts

	12-31-2022						12-31-2021
Item	At beginning	Increases	Decreases		Recoveries	At end	At end

Allowance for doubtful accounts - Trade and other receivables	28,821	2,007	(10,998	)(1)	(2,563)	17,267	28,821
Total 12-31-2022	28,821	2,007	(10,998)		(2,563)	17,267
Total 12-31-2021	40,772	13,883	(13,334	)(1)	(12,500)		28,821

(1)	Loss on net monetary position.

13.2. Trade and other payables

	12-31-2022	12-31-2021
	ARS 000	ARS 000

Current:

Trade and other payables	7,382,325	5,162,280
Payables to associates and other related parties	124,347	139,137
	7,506,672	5,301,417

Trade payables are non-interest bearing and are normally settled on 60-day terms.

The information on the Group’s objectives and financial risk management policies is included in Note 19.

For the terms and conditions of payables to related parties, refer to Note 18.

13.3. Loans and borrowings

	12-31-2022	12-31-2021
	ARS 000	ARS 000
Non-current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6 and 13.3.7)	45,240,939	63,236,342
Corporate bonds (Note 13.3.8)	-	6,581,094
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	-	663,107
	45,240,939	70,480,543

Current

Long-term loans for project financing (Notes 13.3.1,13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6 and 13.3.7)	10,995,045	12,273,579
Corporate bonds (Note 13.3.8)	5,084,348	-
Derivative financial liabilities not designated as hedging instrument - Stock options	-	607,679
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	-	385,607
Bank and investment accounts overdrafts	2,106,631	7,127
	18,186,024	13,273,992

13.3.1. Loans from the IIC-IFC Facility

On October 20, 2017 and January 17, 2018, CP La Castellana S.A.U. and CP Achiras S.A.U. (both of which are subsidiaries of CPR), respectively, agreed on the structuring of a series of loan agreements in favor of CP La Castellana S.A.U. and CP Achiras S.A.U., for a total amount of USD 100,050,000 and USD 50,700,000, respectively, with: (i) International Finance Corporation (IFC) on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Intercreditor Agreement Managed Program; (ii) Inter-American Investment Corporation (“IIC”), as lender on its behalf, acting as agent for the Inter-American Development Bank (“IDB”) and on behalf of IDB as administrator of the Canadian Climate Fund for the Private Sector in the Americas (“C2F”, and together with IIC and IDB, “Group IDB”, and together with IFC, “Senior Creditors”).

As of the date of these financial statements, the loans disbursements have been fully received by the Group.

In accordance with the terms of the agreement subscribed by CP La Castellana, USD 5 million accrue an interest rate equal to LIBOR plus 3.5%, and the rest at LIBOR plus 5.25% and the loan is amortizable quarterly in 52 equal and consecutive installments as from February 15, 2019.

In accordance with the terms of the agreement subscribed by CP Achiras, USD 40.7 million accrue a fixed interest rate equal to 8.05%, and the rest accrue a 6.77% fixed interest rate. The loan is amortizable quarterly in 52 equal and consecutive installments as from May 15, 2019.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA completely, unconditionally and irrevocably guarantees, as the main debtor, all payment obligations undertaken by CP La Castellana and CP Achiras until the projects reach the commercial operations date) hedging agreements, guarantee trusts, a mortgage, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee and Sponsor Support Agreement, among other customary covenants for this type of facilities, we committed, until each project completion date, to maintain (i) a leverage ratio of (a) until (and including) December 31, 2018, not more than 4.00:1.00; and (b) thereafter, not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, our subsidiary, CPR, and we, upon certain conditions, agreed to make certain equity contributions to CP La Castellana and CP Achiras.

As of December 31, 2022, the Group has met the requirements described in (i) and (ii) above.

As of February 16, 2023, CP La Castellana and CP Achiras has fulfilled all the requirements and conditions to prove the occurrence of the project’s compliance date. As a result, the Guarantee Agreement posted by CPSA was released.

We also agreed to maintain, unless otherwise consented to in writing by each senior lender, ownership and control of the CP La Castellana and CP Achiras as follows: (i) until each project completion date, (a) we shall maintain (x) directly or indirectly, at least seventy percent (70%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of the CP La Castellana and CP Achiras; and (b) CP Renovables shall maintain (x) directly, ninety-five percent (95%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of CP La Castellana and CP Achiras. In addition, (ii) after each project completion date, (a) we shall maintain (x) directly or indirectly, at least fifty and one tenth percent (50.1%) beneficial ownership of each of CP La Castellana, CP Achiras and CP Renovables; and (y) control of each of CP La Castellana, CP Achiras and CP Renovables; and (b) CP Renovables shall maintain control of CP La Castellana and CP Achiras. As of December 31, 2022, the Group has met such obligations.

Under the subscribed trust guarantee agreement, as at December 31, 2022 and 2021, there are trade receivables with specific assignment for the amount of 6,584,869 and 6,798,864, respectively.

As of December 31, 2022 and 2021, the balance of these loans amounts to 18,251,124 and 22,969,439, respectively.

13.3.2. Borrowing from Kreditanstalt für Wiederaufbau (“KfW”)

On March 26, 2019 the Company entered into a loan agreement with KfW for an amount of USD 56 million in relation to the acquisition of two gas turbines, equipment and related services relating to the Luján de Cuyo cogeneration unit project.

In accordance with the terms of the agreement, the loan accrues an interest equal to LIBOR plus 1.15% and it is amortizable quarterly in 47 equal and consecutive installments as from the day falling six months after the commissioning of the gas turbines and equipment.

Pursuant to the loan agreement, among other obligations, CPSA has agreed to maintain a debt ratio of (a) as at December 31, 2019 of no more than 4.00:1.00 and (b) as from that date, no more than 3.5:1.00. As at December 31, 2022, the Company has complied with that requirement.

During 2019 the disbursements for this loan were fully received for a total amount of USD 55.2 million.

As at December 31, 2022 and 2021, the balance of this loan amounts to 5,518,378 and 7,193,379, respectively.

13.3.3. Loan from Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC.

On September 12, 2019, the Company entered into a loan agreement with Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC. for USD 180 million to fund the acquisition of the Thermal Station Brigadier López.

Pursuant to the agreement, this loan accrues an adjustable interest rate based on LIBOR plus a margin.

Pursuant to the loan agreement, among other obligations, CPSA has agreed to maintain (i) a debt ratio of no more than 2.25:1.00; (ii) an interest coverage ratio of no more than 3.50:1.00 and (iii) and a minimum equity of USD 500 million. As at December 31, 2022, the Company has complied with such obligations.

On June 14, 2019 the loan funds were fully disbursed.

As mentioned in Note 22, on September 15, 2020, BCRA issued Communication “A” 7106, which established certain access restrictions to the foreign exchange market for the repayment of the financial debt in which it allows payment of up to 40% of installments higher than USD 1 million becoming due between October 15, 2020 and March 31, 2021, establishing that a refinancing plan should be submitted for the outstanding amounts, which shall fulfill certain conditions established in the regulation, such as that repayment must have an average life higher than 2 years. This way, the loan installments becoming due between December 2020 and March 2021 were under the scope of the provisions of such regulation.

On December 22, 2020, the Company signed an amendment to the loan, modifying, among others, the amortization schedule so as to comply with the requirements established by Communication “A” 7106, partially postponing installments becoming due in December 2020 and March 2021, extending the final payment term to June 2023, including monthly amortizations as from January 2021 until January 2022, and keeping the amortizations in the initial schedule for June, September and December 2021, each of them equal to 20% of capital. In December 2020, 40% of the installment for such month was paid, complying with the regulations in force and the abovementioned amendment. Amongst others, the amendment involves two basic points increase in the interest rates as from December 12, 2020.

Other changes derived from the amendment include: a limitation to make dividends payment during 2021, and a USD 25 million maximum allowed for 2022. Moreover, a collateral agreement was signed, which includes the pledge on turbines of Brigadier López Thermal Station, a mortgage on the land in which such power station is located and a LVFDV passive collection collateral assignment.

On June 15, 2021, the Company signed a new amendment, in accordance with Communication “A” 7230 issued by BCRA, as described in Note 22, which changed the amortization schedule, rescheduling 60% of installments, whose original maturity date operated in June, September and December 2021, and extending the loan’s final term up to January 2024. The schedule in force, which includes this amendment and the one dated December 22, 2020, foresees monthly amortizations until January 2022, one amortization in June 2023 for the amount of USD 34.128 million and the last amortization in January 2024 for the amount of USD 55.1 million. Moreover, the financial commitments and obligations undertaken in the first amendment are kept.

This new amendment also implied a 125 basic-point increase in the applicable interest rate as from June 12, 2021 and the dividend payment restriction was maintained until 2021, as well as the USD 25 million limitation for 2022. During 2023, the highest dividend payment allowed is USD 20 million.

On December 23, 2022, the Company subscribed a limited consent, by means of which the creditor financial entities agreed to the acquisition of the companies Forestal Argentina S.A. and Loma Alta Forestal S.A. by Proener S.A.U. (see Note 1). In addition, it was established that CPSA and Proener S.A.U should keep a minimum amount of “Cash and short-term investments” corresponding to the established payment in the next maturity of principal and interest.

As of the date of these financial statements, all payments established in the schedule resulting from the amendments subscribed have been made.

As at December 31, 2022 and 2021, the balance of the loan amounts to 15,846,595 and 17,942,104, respectively.

13.3.4. Loan from the IFC to the subsidiary Vientos La Genoveva S.A.U.

On June 21, 2019, Vientos La Genoveva S.A.U., a CPSA subsidiary, entered into a loan agreement with IFC on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Managed Co-Lending Portfolio Program (MCPP) administered by IFC, for an amount of USD 76.1 million.

Pursuant to the terms of the agreement subscribed with Vientos La Genoveva S.A.U., this loan accrues an interest rate equal to LIBOR plus 6.50% and it is amortizable quarterly in 55 installments as from November 15, 2020.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA completely, unconditionally and irrevocably guarantees, as the main debtor, all payment obligations undertaken by Vientos La Genoveva S.A.U until the project reaches the commercial operations date) hedging agreements, guarantee trusts, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee Agreement, among other customary covenants for this type of facilities, CPSA has committed, until the project completion date, to maintain (i) a leverage ratio of not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, CPSA, upon certain conditions, agreed to make certain equity contributions to Vientos La Genoveva S.A.U.

As of December 31, 2022, the Group has met the requirements described in (i) and (ii) above.

Under the subscribed trust guarantee agreement, as at December 31, 2022 and 2021, there are trade receivables with specific assignment for the amounts of 1,078,697 and 743,705, respectively.

On November 22, 2019 the loan funds were fully disbursed. As at December 31, 2022 and 2021, the balance of the loan amounts to 11,527,847 and 13,826,578, respectively.

13.3.5. Loan from Banco de Galicia y Buenos Aires S.A. to CPR Energy Solutions S.A.U.

On May 24, 2019, CPR Energy Solutions S.A.U. (subsidiary of CPR) entered into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 12.5 million to fund the construction of the wind farm “La Castellana II”.

According to the executed agreement, this loan accrues a fixed interest rate equal to 8.5% during the first year, which will be increased 0.5% per annum until the sixty-first interest period. The loan is amortizable quarterly in 25 installments as from May 24, 2020.

Other agreements and related documents, like the Collateral (in which CPSA totally, unconditionally and irrevocably guarantees, as main debtor, all the payment obligations assumed by CPR Energy Solutions S.A.U. until total fulfillment of the guaranteed obligations or until the project reaches the commercial operation date, what it happens first) -, guarantee agreements on shares, guarantee agreements on wind turbines, promissory notes and other agreements have been executed.

Pursuant to the Collateral, among other obligations, CPSA has agreed to maintain a debt ratio of no more than 3.75:1.00 until the date of completion of the project. In addition, CPSA, under certain conditions, agreed to make capital contributions, directly or indirectly, to subsidiary CPR Energy Solutions S.A.U. Moreover, CPSA has agreed to maintain, unless otherwise consented to in writing by the lender, the ownership (directly or indirectly) and control over CPR Energy Solutions S.A.U. As of September 3, 2021, CPR Energy Solutions S.A.U. has fulfilled all the requirements and conditions to prove the occurrence of the project’s compliance date. As a result, the Collateral posted by the Company was released and CPSA is not subject any more to the obligations previously described.

On May 24, 2019 the loan funds were fully disbursed. As at December 31, 2022 and 2021, the balance of this loan amounts to 1,313,808 and 1,836,658, respectively.

13.3.6. Loan from Banco Galicia y Buenos Aires S.A. to subsidiary Vientos La Genoveva II S.A.U.

On July 23, 2019, subsidiary Vientos La Genoveva II S.A.U. entered into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 37.5 million.

According to the executed agreement, this loan accrues LIBOR plus 5.95% and it is amortizable quarterly in 26 installments starting on the ninth calendar month counted from the disbursement date.

Other agreements and related documents, like the Collateral (in which CPSA totally, unconditionally and irrevocably guarantees, as main debtor, all the payment obligations assumed by Vientos La Genoveva II S.A.U. until total fulfillment of the guaranteed obligations or until the project reaches the commercial operation date, what happens first), guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Collateral, among other obligations, CPSA has agreed, until the project termination date, to maintain a debt ratio of no more than 3.75:1.00. Moreover, CPSA, under certain conditions, agreed to make capital contributions to subsidiary Vientos La Genoveva II S.A.U. Moreover, CPSA has agreed to maintain, unless otherwise consented to in writing by the lender, the ownership (directly or indirectly) and control over Vientos La Genoveva II S.A.U. As of September 3, 2021, Vientos La Genoveva II S.A.U. has fulfilled all the requirements and conditions to prove the occurrence of the project’s compliance date. As a result, the Collateral posted by the Company was released and CPSA is not subject any more to the obligations previously described.

On July 23, 2019, the loan funds were fully disbursed. As of December 31, 2022 and 2021, the balance of this loan amounts to 3,778,232 and 5,323,030, respectively.

13.3.7. Financial trust corresponding to Thermal Station Brigadier López

Within the framework of the acquisition of Thermal Station Brigadier López, the Company assumed the capacity of trustor in the financial trust previously entered into by Integración Energética Argentina S.A., which was the previous owner of the thermal station. The financial debt balance at the transfer date of the thermal station was USD 154,662,725.

According to the provisions of the trust agreement, the financial debt accrues an interest rate equal to the LIBO rate plus 5% or equal to 6.25%, whichever is higher, and it is monthly amortizable. On April 5, 2022, this loan has been paid in full. As of December 31, 2021, the balance of this loan amounted to 6,418,733.

Under the subscribed trust guarantee agreement, as at December 31, 2022 and 2021, there are trade receivables with specific assignment for the amounts of 884,757 and 1,723,446, respectively.

As of the date of these financial statements, procedures needed for the financial trust liquidation are being made.

13.3.8. CP Manque S.AU. and CP Los Olivos S.A.U. Program of Corporate Bonds

On August 26, 2020, under Resolution No. RESFC-2020 - 20767 - APN.DIR#CNVM, the public offering of the Global Program for the Co-Issuance of Simple Corporate Bonds (not convertible into shares) by CP Manque S.A.U. and CP Los Olivos S.A.U. (both subsidiaries of CPR, and together the “Co-issuers”) for the amount of up to USD 80,000,000 was authorized. By virtue of such program, the Co-Issuers may issue corporate bonds, of different class and/or series, that may qualify as social, green and sustainable marketable securities under the criteria established by CNV in that regard.

Within the framework of the mentioned program, on September 2, 2020, Corporate Bonds Class I were issued for an amount of USD 35,160,000 at a fix 0% interest rate expiring on September 2, 2023; and Corporate Bonds Class II were issued for 1,109,925 at a variable interest rate equivalent to BADLAR, plus an applicable margin of 0.97% expiring on September 2, 2021. After such maturity date, Corporate Bonds Class II were fully paid.

On June 24, 2020, the Board of Directors of CPSA decided to guarantee unconditionally the co-emission of corporate bonds of its subsidiaries CP Manque S.A.U. and CP Los Olivos S.A.U. (the “Guarantee”). The Guarantee is an obligation with a common guarantee, not subordinated and unconditional. And, it shall have, at all times, the same priority rank regarding the non-guaranteed and unsubordinated obligations, present and future, of the Company. The Guarantee was instrumented through the signature of the Company in its capacity as co-signer of the permanent global certificates deposited in Caja de Valores S.A., in which the Corporate Bonds Class I and Corporate Bonds Class II of CP Manque S.AU. and CP Los Olivos S.AU. are represented.

13.3.9. CPSA Notes Program

On July 31, 2020, the Special Shareholders’ Meeting of the Company approved the creation of a new global issuance program of corporate bonds for a maximum amount of up to USD 500,000,000 (or its equivalent in other currency), which shall be issued at short, mid or long term, simple, not convertible into shares, under the terms of the Corporate Bonds Act (the “Program”). Moreover, the Board of Directors was granted the powers to determine and establish the conditions of the Program and of the corporate bonds to be issued under it provided they had not been expressly determined at the Shareholders’ Meeting. On October 29, 2020, CNV approved the creation of such program, which shall expire on October 29, 2025, in accordance with the regulations in force.

13.3.10. CPSA´s Shares Buyback Program

On October 13, 2022, the Company’s Board of Directors approved the creation of a program for the acquisition of shares issued by the Company as per the regulations in force, for a maximum amount of up to USD 10,000,000 or the lowest amount from the acquisition until reaching 10% of the share capital and for a 180-calendar-day period counted as from the business day following the publication of the purchase in the market’s media, which shall be subject to any term renewal or extension. The buyback procedure may be conducted by the Company and/or its subsidiaries with a daily limit for operations of up to 25% of the average volume of daily transactions for the share in the markets in which it is listed, considering to such end the previous 90 business days. The maximum price to be paid for the shares will be USD 4.60 per ADR ("American Depositary Receipt") in NYSE and up to a maximum of ARS 144 per share in BYMA. On November 9, 2022, the Company’s Board of Directors decided to increase the maximum amounts to be paid: USD 5.40 per ADR in NYSE and ARS 167 per share in BYMA.

At the date of issuance of these financial statements, the subsidiary CPR has purchased 125,782 CPSA shares for a total value of 28,530 under the program. These transactions have been booked as purchase of treasury shares according to IAS 32. Therefore, consideration paid was recognized directly in equity under "Other equity accounts".

The information on the Group’s objectives and financial risk management policies is included in Note 19.

13.4. Changes in liabilities arising from financing activities

	01-01-2022	Payments	Non-cash transactions	Disbursements	Other	12-31-2022
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities

Loans and borrowings	70,480,543	-	(31,563,075)	-	6,323,471	45,240,939

Current liabilities

Loans and borrowings	13,273,992	(11,491,144)	(14,728,317)	2,104,679	29,026,814	18,186,024

	01-01-2021	Payments	Non-cash transactions	Disbursements	Other	12-31-2021
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities

Loans and borrowings	90,691,315	-	(40,776,526)	-	20,565,754	70,480,543

Current liabilities

Other loans and borrowings	59,170,747	(39,518,696)	(9,807,776)	380,351	3,049,366	13,273,992

The “Non-cash transactions” column includes the income for exposure to change in purchasing power of currency (income on net monetary position), which amounted to 46,291,392 and 50,584,302 as of December 31, 2022 and 2021, respectively. The “Other” column includes the effect of reclassification of non-current portion to current due to the passage of time, the foreign exchange movement and the effect of accrued but not yet paid interest. The Group classifies interest paid as cash flows from financing activities.

13.5. Quantitative and qualitative information on fair values

Information on the fair value of financial assets and liabilities by category

The following tables is a comparison by category of the carrying amounts and the relevant fair values of financial assets and liabilities.

	Carrying amount		Fair value
	12-31-2022	12-31-2021	12-31-2022	12-31-2021
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets

Trade and other receivables	86,210,942	103,593,416	86,210,942	103,593,416
Other financial assets	42,844,040	38,646,568	42,844,040	38,646,568
Cash and cash equivalents	9,243,771	548,787	9,243,771	548,787
Total	138,298,753	142,788,771	138,298,753	142,788,771

Financial liabilities

Loans and borrowings	63,426,963	83,754,535	63,426,963	83,754,535
Total	63,426,963	83,754,535	63,426,963	83,754,535

Valuation techniques

The fair value reported in connection with the abovementioned financial assets and liabilities is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

Management assessed that the fair values of current trade receivables and current loans and borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group measures long-terms receivables at fixed and variable rates based on discounted cash flows. The valuation requires that the Group adopt certain assumptions such as interest rates, specific risk factors of each transaction and the creditworthiness of the customer.

Fair value of quoted debt securities, mutual funds, stocks and corporate bonds is based on price quotations at the end of each reporting period.

The fair value of the foreign currency forward contracts is calculated based on appropriate valuation techniques that use market observable data.

Fair value of loans and borrowings is similar to their book value.

Fair value hierarchy

The following tables provides, by level within the fair value measurement hierarchy, as described in Note 2.2.2, the Company’s financial assets, that were measured at fair value on recurring basis as of December 31, 2022 and 2021:

	Fair value measurement using:
12-31-2022	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	6,140,983	6,140,983	-
Public debt securities	34,815,165	34,815,165	-	-
Stocks and corporate bonds	526,671	526,671	-	-
Interest rate swap	1,361,221	-	1,361,221	-
Total financial assets measured at fair value	42,844,040	41,482,819	1,361,221	-

	Fair value measurement using:
12-31-2021	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	1,659,050	1,659,050	-	-
Public debt securities	35,494,884	35,494,884	-	-
Stocks and corporate bonds	1,492,634	1,492,634	-	-
Total financial assets measured at fair value	38,646,568	38,646,568	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments:
Interest rate swap	1,048,714	-	1,048,714	-
Stock options	607,679	607,679	-	-
Total financial liabilities measured at fair value	1,656,393	607,679	1,048,714	-

There were no transfers between hierarchies and there were not significant variations in assets values.

The information on the Group’s objectives and financial risk management policies is included in Note 19.

13.6. Other financial assets

	12-31-2022	12-31-2021
	Book value	Book value
	ARS 000	ARS 000

CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities issued by National Government	34,815,130	18,429,760
Public debt securities - T-Bills	35	17,065,124
Mutual funds	5,981,519	1,659,050
Stocks and corporate bonds	526,671	1,492,634
Interest rate swap	422,214	-
	41,745,569	38,646,568

NON-CURRENT ASSETS

Financial assets at fair value through profit or loss

Mutual funds	159,464	-
Interest rate swap	939,007	-
	1,098,471	-
Financial assets at amortized cost

Unquoted shares:

- TSM	43,528	43,528
- TMB	24,409	24,409
	67,937	67,937
	1,166,408	67,937

The information on the objectives and financial risk management policies is included in Note 19.

13.7. Financial assets and liabilities in foreign currency

	12-31-2022					12-31-2021
Account	Currency and amount (in thousands)		Effective exchange rate (1)		Book value	Currency and amount (in thousands)		Book value
					ARS 000			ARS 000

NON-CURRENT ASSETS

Trade and other receivables	USD	237,581	177.13	(2)	42,082,318	USD	292,408	58,525,479
Other financial assets	USD	5,306	176.96		938,897	USD	-	-
					43,021,215			58,525,479

CURRENT ASSETS

Cash and cash equivalents	USD	50,869	176.96		9,001,778	USD	2,745	548,181
	EUR	2	189.26		379	EUR	2	452
Other financial assets	USD	8,983	176.96		1,589,632	USD	94,859	18,943,446
Trade and other receivables	USD	92,185	177.13	(2)	16,328,572	USD	74,032	14,817,506
	USD	29,201	176.96		5,167,409	USD	32,542	6,498,702
					32,087,770			40,808,287
					75,108,985			99,333,766

NON-CURRENT LIABILITIES

Loans and borrowings	USD	305,131	177.16		54,057,008	USD	368,241	73,681,916
					54,057,008			73,681,916

CURRENT LIABILITIES

Loans and borrowings	USD	64,439	177.16		11,416,013	USD	65,894	13,184,834
Trade and other payables	USD	9,966	177.16		1,765,577	USD	8,277	1,656,157
	EUR	144	189.92		27,348	EUR	68	15,414
					13,208,938			14,856,405
					67,265,946			88,538,321

USD: US dollar.

EUR: Euro.

(1)	At the exchange rate prevailing as of December 31, 2022 as per Banco de la Nación Argentina.
(2)	At the exchange rate according to Communication “A” 3500 (wholesale) prevailing as of December 31, 2022 as per the Argentine Central Bank.